MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities as of June 30, 2025 and December 31, 2024:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
As of June 30, 2025:
Available-for-sale – matures within one year:
Governmental bonds	$28,891	$-	$16	$28,875

As of December 31, 2024:
Available-for-sale – matures within one year:
Governmental bonds	$23,618	$11	$-	$23,629

The following table presents gross unrealized losses and fair values for those investments that were in an unrealized loss position as of June 30, 2025 and December 31, 2024, and the length of time that those investments have been in a continuous loss position:

	Less than 12 months		12 months or greater
	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss

As of June 30, 2025	$28,875	$16	$-	$-

As of December 31, 2024	$-	$-	$-	$-

As of June 30, 2025, the Company had no significant unrealized losses related to marketable securities (which were accumulated in a period of less than 12 months) and determined the unrealized losses are not due to credit related losses, therefore, the Company did not record an allowance for credit losses for its available-for-sale marketable securities.

As of June 30, 2025, all of the Company’s available-for-sale marketable securities were due within one year.

The Company had no sales of marketable securities during the six-month periods ended June 30, 2025 and 2024, and accordingly no realized gains or losses were recorded. Proceeds from maturities of available-for-sale marketable securities during the six month periods ended June 30, 2025, and 2024 were $21,643 and $15,825, respectively.